Long-Term Debt (Summary of Activity Under AR Facility) (Details) - USD ($) $ in Millions							9 Months Ended		12 Months Ended
	Sep. 30, 2024	Aug. 30, 2024	Jun. 27, 2024	May 21, 2024	Apr. 29, 2024	Jan. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Borrowing Amounts							$ 900	$ 600	$ 600
Repayment amounts							400	$ 100	$ 600
AR Facility [Member]
Debt Instrument [Line Items]
Borrowing Amounts	$ 125	$ 235	$ 140		$ 100	$ 300
Repayment amounts				$ (400)
Outstanding	$ 500						$ 500